E. LOANS, Troubled Debt Restructurings (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Troubled debt restructured loans outstanding, accrual status	$ 9,380	$ 10,165
Troubled debt restructured loans outstanding, nonaccrual status	2,162	3,103
Total modifications	11,542	13,268
Commercial real estate
Troubled debt restructured loans outstanding, accrual status	4,625	4,775
Troubled debt restructured loans outstanding, nonaccrual status	1,233	0
Total modifications	5,858	4,775
Real Estate Construction
Troubled debt restructured loans outstanding, accrual status	1,212	1,283
Troubled debt restructured loans outstanding, nonaccrual status	0	0
Total modifications	1,212	1,283
Real Estate 1 to 4 family
Troubled debt restructured loans outstanding, accrual status	3,543	3,583
Troubled debt restructured loans outstanding, nonaccrual status	0	2,060
Total modifications	3,543	5,643
Commercial and industrial
Troubled debt restructured loans outstanding, accrual status	0	524
Troubled debt restructured loans outstanding, nonaccrual status	929	1,043
Total modifications	$ 929	$ 1,567